Significant events - Samarco dam failure (Policies)	6 Months Ended
Dec. 31, 2019
Samarco dam failure [member]
Statement [LineItems]
Significant events
Key judgements and estimates
Judgements
The outcomes of litigation are inherently difficult to predict and significant judgement has been applied in assessing the likely outcome of legal claims and determining which legal claims require recognition of a provision or disclosure of a contingent liability. The facts and circumstances relating to these cases are regularly evaluated in determining whether a provision for any specific claim is required.
Management have determined that a provision can only be recognised for obligations under the Framework Agreement and Samarco Germano dam decommissioning as at 31
December
2019. It is not yet possible to provide a range of possible outcomes or a reliable estimate of potential future exposures to BHP in connection to the contingent liabilities noted
above
, given their status.
Estimates
The provisions for Samarco dam failure and Samarco Germano dam decommissioning currently reflect the estimated remaining costs to complete Programs under the Framework Agreement and estimated costs to complete the Germano dam decommissioning and require the use of significant judgements, estimates and assumptions. Based on current estimates, it is expected that approximately 70 per cent of remaining costs for Programs under the Framework Agreement will be incurred by December 2021.
While the provisions have been measured based on information available as at 31
December
2019, likely changes in facts and circumstances in future reporting periods may lead to revisions to these estimates. However, it is currently not possible to determine what facts and circumstances may change, therefore the possible revisions in future reporting periods cannot be reliably measured.
The key estimates that may have a material impact upon the provisions in the next and future reporting periods include:

•	timing of repealing the fishing ban along the Rio Doce, which is subject to certain regulatory approvals and could impact upon the length of financial assistance and compensation payments;

•
number of people eligible for financial assistance and compensation, as duration of registration periods and changes to geographical boundaries or eligibility criteria could impact estimated future costs;

•	costs to complete resettlement of the Bento Rodrigues, Gesteira and Paracatu communities;

•	costs to complete the Germano dam decommissioning .
The provision may also be affected by factors including but not limited to:
•	resolution of existing and potential legal claims ;

•
potential changes in scope of work and funding amounts required under the Framework Agreement including the impact of the decisions of the Interfederative Committee along with further technical analysis and community participation required under the Governance Agreement;

•	the outcome of ongoing negotiations with State and Federal Prosecutors, including review of Fundação Renova’s Programs as provided in the Governance Agreement;

•	actual costs incurred;

•	updates to discount and foreign exchange rates.
Given these factors, future actual expenditures may differ from the amounts currently provided and changes to key assumptions and estimates could result in a material impact to the provision in the next and future reporting periods.